Borrowings, other debts and derivative liabilities - Summary of Maturities of Long-term Debt (Detail) - CNY (¥) ¥ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Debt Disclosure [Abstract]
Within 1 year	¥ 86,261	¥ 161,126
Total	¥ 86,261	¥ 161,126